LIMITED PARTNERS' EQUITY - Schedule of Composition of the Distributions (Details) - LP Units - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 434	$ 406
Brookfield Holders
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	112	105
External LP unitholders
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 322	$ 301